Expense Example - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Advisor International Value Fund - Class C
Expense Example:
1 year	306
3 years	637
5 years	1,093
10 years	2,163
Fidelity Advisor International Value Fund - Class M
Expense Example:
1 year	500
3 years	816
5 years	1,155
10 years	2,110
Fidelity Advisor International Value Fund - Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor International Value Fund - Class Z
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073